Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories	Inventories consist of:

	2017	2016
Raw materials and supplies	$1,254	$1,007
Work-in-process	331	264
Finished goods	433	327
Tooling and engineering	1,361	1,206

	$3,379	$2,804